UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06397

Fidelity California Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® California Municipal Money Market Fund Fidelity® California Municipal Money Market Fund Premium Class : FSPXX

This annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 30	0.30%

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$5,618,582,680
Number of Holdings	422
Total Advisory Fee	$10,164,085
What did the Fund invest in?
(as of February 28, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	72.6
8-30	7.9
31-60	8.1
61-90	2.0
91-180	7.4
>180	1.6

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 36.6
Tender Option Bond - 26.0
Commercial Paper - 14.5
Municipal Securities - 8.2
Net Other Assets (Liabilities) - 14.7

How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912735.100    457-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® California Municipal Money Market Fund Fidelity® California Municipal Money Market Fund : FABXX

This annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Municipal Money Market Fund	$ 43	0.42%

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$5,618,582,680
Number of Holdings	422
Total Advisory Fee	$10,164,085
What did the Fund invest in?
(as of February 28, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	72.6
8-30	7.9
31-60	8.1
61-90	2.0
91-180	7.4
>180	1.6

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 36.6
Tender Option Bond - 26.0
Commercial Paper - 14.5
Municipal Securities - 8.2
Net Other Assets (Liabilities) - 14.7

How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912736.100    6958-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® California Municipal Money Market Fund Fidelity® California Municipal Money Market Fund Institutional Class : FSBXX

This annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 20	0.20%

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$5,618,582,680
Number of Holdings	422
Total Advisory Fee	$10,164,085
What did the Fund invest in?
(as of February 28, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	72.6
8-30	7.9
31-60	8.1
61-90	2.0
91-180	7.4
>180	1.6

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 36.6
Tender Option Bond - 26.0
Commercial Paper - 14.5
Municipal Securities - 8.2
Net Other Assets (Liabilities) - 14.7

How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912734.100    1868-TSRA-0425

Item 2.

Code of Ethics

As of the end of the period, February 28, 2025, Fidelity California Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity California Municipal Money Market Fund (the “Funds”):

Services Billed by PwC

February 28, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California Municipal Money Market Fund	$39,200	$3,000	$2,200	$1,300

February 29, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California Municipal Money Market Fund	$43,800	$3,000	$2,100	$1,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management &

Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	February 28, 2025A	February 29, 2024A
Audit-Related Fees	$9,845,100	$9,422,800
Tax Fees	$1,000	$61,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 28, 2025A	February 29, 2024A
PwC	$14,754,100	$15,034,800

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® California Municipal Money Market Fund

Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® California Municipal Money Market Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Municipal Securities - 8.2%
	Principal Amount (a)	Value ($)
California - 8.2%
Education - 0.2%
California Edl Facs Auth Rev (Stanford University Proj.) 2.83% tender 8/15/2025 CP mode	12,000,000	12,000,000
University CA Revs Series 2018 O, 4% 5/15/2025	355,000	355,685
University CA Revs Series 2023 BN, 5% 5/15/2025	150,000	150,531
University CA Revs Series 2024 BS, 5% 5/15/2025	400,000	401,876
		12,908,092
Escrowed/Pre-Refunded - 0.5%
California Health Facilities Financing Authority 5% 11/15/2046 (Pre-refunded to 11/15/2025 at 100)	225,000	228,565
California Health Facilities Financing Authority Series 2015A, 5% 8/15/2043 (Pre-refunded to 8/15/2025 at 100)	930,000	939,299
California Health Facilities Financing Authority Series 2016A, 5% 11/15/2041 (Pre-refunded to 11/15/2025 at 100)	250,000	253,966
California Health Facilities Financing Authority Series 2019 C, 5% tender 10/1/2039 (b)	250,000	253,123
Escondido CA Un Sch Dist Series A, 4.25% 2/1/2045 (Pre-refunded to 8/1/2025 at 100)	475,000	477,902
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2025 (Escrowed to Maturity)	510,000	512,486
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2015A, 3.25% 6/1/2032 (Pre-refunded to 6/1/2025 at 100)	250,000	250,197
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2015A, 4% 6/1/2031 (Pre-refunded to 6/1/2025 at 100)	1,300,000	1,304,115
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2015A, 5% 6/1/2032 (Pre-refunded to 6/1/2025 at 100)	340,000	341,979
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2015A, 5% 6/1/2033 (Pre-refunded to 6/1/2025 at 100)	2,060,000	2,072,183
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2015A, 5% 6/1/2034 (Pre-refunded to 6/1/2025 at 100)	1,070,000	1,074,882
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2015A, 5% 6/1/2035 (Pre-refunded to 6/1/2025 at 100)	250,000	251,355
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2015A, 5% 6/1/2040 (Pre-refunded to 6/1/2025 at 100)	3,155,000	3,171,670
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2015A, 5% 6/1/2040 (Pre-refunded to 6/1/2025 at 100)	3,845,000	3,864,389
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2015A, 5% 6/1/2045 (Pre-refunded to 6/1/2025 at 100)	12,955,000	13,028,314
Palomar Calif Cmnty College Dist Gen. Oblig. Series 2015, 5% 5/1/2026 (Pre-refunded to 5/1/2025 at 100)	130,000	130,440
Santa Monica-Malibu Uni Sch Dist CA Gen. Oblig. Series B, 4% 7/1/2040 (Pre-refunded to 7/1/2025 at 100)	150,000	150,589
Yosemite CA Cmnty College Dist Gen. Oblig. Series 2015, 5% 8/1/2028 (Pre-refunded to 8/1/2025 at 100)	590,000	595,158
Yosemite CA Cmnty College Dist Gen. Oblig. Series 2015, 5% 8/1/2030 (Pre-refunded to 8/1/2025 at 100)	310,000	312,926
		29,213,538
General Obligations - 6.9%
California St Pub Wks Brd Lse (State of California Proj.) 5% 11/1/2025	100,000	101,365
California St Pub Wks Brd Lse (State of California Proj.) Series 2017 H, 5% 4/1/2025	250,000	250,323
California St Pub Wks Brd Lse (State of California Proj.) Series 2019C, 5% 11/1/2025	395,000	401,206
California St Pub Wks Brd Lse (State of California Proj.) Series 2021 A, 5% 2/1/2026	500,000	510,369
California St Pub Wks Brd Lse (State of California Proj.) Series 2021 C, 5% 11/1/2025	435,000	441,292
California St Pub Wks Brd Lse (State of California Proj.) Series 2022 A, 5% 8/1/2025	250,000	252,111
California St Pub Wks Brd Lse (State of California Proj.) Series 2022 D, 5% 5/1/2025	135,000	135,360
California St Pub Wks Brd Lse (State of California Proj.) Series 2023 C, 5% 9/1/2025	270,000	272,699
California St Pub Wks Brd Lse (State of California Proj.) Series 2023B, 5% 12/1/2025	1,450,000	1,474,602
California St Pub Wks Brd Lse (State of California Proj.) Series 2024C, 5% 9/1/2025	26,360,000	26,657,532
California St Pub Wks Brd Lse (State of California Proj.) Series B, 5% 10/1/2025	570,000	577,410
California St Pub Wks Brd Lse (State of California Proj.) Series D, 5% 6/1/2025	225,000	226,177
California St Pub Wks Brd Lse (State of California Proj.) Series G, 5% 5/1/2025	545,000	546,664
Los Angeles CA Ccd Gen. Oblig. Series A 1, 5% 8/1/2025	215,000	216,942
Los Angeles CA Ccd Gen. Oblig. Series D, 5% 8/1/2025	100,000	100,953
Los Angeles CA TRAN Series 2024, 5% 6/26/2025	27,080,000	27,271,765
Los Angeles Cnty Calif TRAN Series 2024 2025, 5% 6/30/2025	85,025,000	85,527,379
Los Angeles Shs Pl Fi Prog CT TRAN (Manhattan Beach Ca Uni Sch Dst Proj.) 4% 6/2/2025	10,000,000	10,031,282
Los Angeles Unified School District/CA Series 2017A, 5% 7/1/2025	765,000	770,745
Los Angeles Unified School District/CA Series 2018 B 1, 5% 7/1/2025	750,000	755,194
Los Angeles Unified School District/CA Series 2024 QRR, 5% 7/1/2025	19,000,000	19,143,001
Riverside Cnty CA TRAN Series 2024, 5% 6/30/2025	49,875,000	50,156,797
San Diego CA Uni Sch Dist Series 2023 G 2, 5% 7/1/2025	440,000	443,333
San Diego CA Uni Sch Dist TRAN Series 2024 2025 A, 5% 6/30/2025	16,605,000	16,705,304
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2019 B 1, 5% 8/1/2025	300,000	302,888
San Francisco CA City & Cnty Ctfs Partn (San Francisco CA City & Cnty Proj.) Series 2017B, 5% 4/1/2025	440,000	440,809
San Francisco CA City & Cnty Gen. Oblig. Series 2022 R1, 5% 6/15/2025	240,000	241,625
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2015 P, 5% 5/15/2025	2,255,000	2,263,673
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 5% 5/1/2025	150,000	150,519
State of California Gen. Oblig. 4% 10/1/2025	435,000	437,851
State of California Gen. Oblig. 4% 3/1/2025	835,000	835,000
State of California Gen. Oblig. 4% 8/1/2025	300,000	301,824
State of California Gen. Oblig. 4% 8/1/2025	6,000,000	6,032,315
State of California Gen. Oblig. 5% 10/1/2025	3,030,000	3,066,300
State of California Gen. Oblig. 5% 10/1/2025	720,000	729,285
State of California Gen. Oblig. 5% 10/1/2025	200,000	202,417
State of California Gen. Oblig. 5% 10/1/2025	380,000	384,356
State of California Gen. Oblig. 5% 10/1/2025	100,000	101,145
State of California Gen. Oblig. 5% 11/1/2025	220,000	222,886
State of California Gen. Oblig. 5% 11/1/2025	1,000,000	1,014,292
State of California Gen. Oblig. 5% 11/1/2025	32,830,000	33,314,060
State of California Gen. Oblig. 5% 12/1/2025	520,000	528,694
State of California Gen. Oblig. 5% 3/1/2025	460,000	460,000
State of California Gen. Oblig. 5% 4/1/2025	250,000	250,322
State of California Gen. Oblig. 5% 4/1/2025	3,485,000	3,490,933
State of California Gen. Oblig. 5% 4/1/2025	345,000	345,429
State of California Gen. Oblig. 5% 8/1/2025	300,000	302,766
State of California Gen. Oblig. 5% 8/1/2025	48,425,000	48,902,063
State of California Gen. Oblig. 5% 9/1/2025	190,000	192,063
State of California Gen. Oblig. 5% 9/1/2025	3,850,000	3,895,418
State of California Gen. Oblig. 5% 9/1/2025	1,440,000	1,454,652
State of California Gen. Oblig. 5% 9/1/2025	875,000	885,013
State of California Gen. Oblig. Series 2016, 5% 8/1/2025	695,000	701,028
State of California Gen. Oblig. Series 2016B, 5% 9/1/2025	125,000	126,357
State of California Gen. Oblig. Series 2017, 4% 11/1/2025	200,000	201,707
State of California Gen. Oblig. Series 2017, 5% 11/1/2025	155,000	157,284
State of California Gen. Oblig. Series 2017, 5% 8/1/2025	1,005,000	1,014,279
State of California Gen. Oblig. Series 2024, 5% 9/1/2025	8,905,000	9,000,034
State of California Gen. Oblig. Series A, 4% 3/1/2025	825,000	825,000
State of California Gen. Oblig. Series A, 5% 3/1/2025	1,790,000	1,790,000
State of California Gen. Oblig. Series B, 5% 3/1/2025	600,000	600,000
State of California Gen. Oblig. Series B, 5% 9/1/2025	375,000	379,350
State of California Gen. Oblig. Series C, 5% 8/1/2025	10,310,000	10,417,095
West Contra Costa Unified School District Series 2024 B, 5% 8/1/2025	10,385,000	10,471,612
		389,402,149
Health Care - 0.4%
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series A, 5% 8/15/2025	300,000	303,082
California Health Facilities Financing Authority (Stanford Healthcare Proj.) Series 2021 A, 3% tender 8/15/2054 (b)	18,660,000	18,662,619
Univ CA Regts Med Ctr Pooled Rev Series 2016L, 4% 5/15/2025	335,000	335,762
		19,301,463
Transportation - 0.2%
Long Beach CA Hbr Rev Series 2020 A, 5% 5/15/2025	200,000	200,926
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (c)	100,000	100,328
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (c)	330,000	331,181
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (c)	910,000	912,341
Los Angeles CA Dept Arpts Rev Series 2018 A, 5% 5/15/2025 (c)	130,000	130,319
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2025 (c)	1,075,000	1,078,022
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2025 (c)	880,000	883,040
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2025 (c)	300,000	300,914
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2025 (c)	2,590,000	2,598,393
Los Angeles CA Dept Arpts Rev Series 2019 E, 5% 5/15/2025	160,000	160,489
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2025 (c)	705,000	707,430
Los Angeles CA Dept Arpts Rev Series 2021 A, 5% 5/15/2025 (c)	1,080,000	1,083,984
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2025	250,000	250,821
Los Angeles CA Dept Arpts Rev Series 2022 G, 5% 5/15/2025 (c)	1,420,000	1,425,071
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2025 (c)	1,080,000	1,083,380
Los Angeles CA Dept Arpts Rev Series A, 5% 5/15/2025 (c)	115,000	115,314
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017D, 5% 5/1/2025 (c)	145,000	145,474
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2025 (c)	1,000,000	1,003,040
		12,510,467
Water & Sewer - 0.0%
East Bay CA Mun Util Dist Wtr Sys Rev Series 2015A, 5% 6/1/2025	375,000	377,049
TOTAL CALIFORNIA		463,712,758
Michigan - 0.0%
Health Care - 0.0%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 2.11% tender 1/15/2047 (b)(d)	1,800,000	1,800,000
TOTAL MUNICIPAL SECURITIES (Cost $465,512,758)		465,512,758

Tender Option Bond - 26.0%
	Principal Amount (a)	Value ($)
California - 25.9%
Synthetics - 25.9%
CA Adventist Health Participating VRDN 1.86% 3/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	30,000,000	30,000,000
California Cmnty Choice Fing Auth Clean Energy Proj Rev Participating VRDN Series 2023 XF1635, 1.88% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	6,715,000	6,715,000
California Cmnty Choice Fing Auth Clean Energy Proj Rev Participating VRDN Series 2023 XF1681, 1.65% 11/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	14,000,000	14,000,000
California Cmnty Choice Fing Auth Clean Energy Proj Rev Participating VRDN Series 2023 XM1111, 1.65% 7/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	7,500,000	7,500,000
California Cmnty Choice Fing Auth Clean Energy Proj Rev Participating VRDN Series 2023 XM1138, 1.88% 5/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	4,000,000	4,000,000
California Cmnty Choice Fing Auth Clean Energy Proj Rev Participating VRDN Series 2024 XF1690, 1.88% 5/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	22,375,000	22,375,000
California Cmnty Choice Fing Auth Clean Energy Proj Rev Participating VRDN Series 2024 XG0584, 1.88% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,585,000	2,585,000
California Cmnty Choice Fing Auth Clean Energy Proj Rev Participating VRDN Series 2024 XM1191, 1.88% 8/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,665,000	2,665,000
California Cmnty Choice Fing Auth Clean Energy Proj Rev Participating VRDN Series XG 05 74, 1.88% 2/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	9,910,000	9,910,000
California Educational Facilities Authority Participating VRDN 1.87% 5/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	8,000,000	8,000,000
California Gen. Oblig. Participating VRDN Series 2015XF 1038, 1.89% 6/1/2040 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	10,480,000	10,480,000
California Health Facilities Financing Authority Participating VRDN Series 2017 XF2467, 1.89% 11/1/2044 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	10,000,000	10,000,000
California Health Facilities Financing Authority Participating VRDN Series 2017 XG0148, 1.89% 11/15/2056 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,524,000	2,524,000
California Health Facilities Financing Authority Participating VRDN Series 2017 XL0045, 1.55% 11/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	5,270,000	5,270,000
California Health Facilities Financing Authority Participating VRDN Series 2018 XF2698, 1.88% 11/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,800,000	4,800,000
California Health Facilities Financing Authority Participating VRDN Series 2023 XF1518, 1.55% 8/15/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,595,000	2,595,000
California Health Facilities Financing Authority Participating VRDN Series 2023 XF1527, 1.8% 8/15/2048 (Liquidity Facility Bank of America, N.A.) (b)(e)	2,670,000	2,670,000
California Health Facilities Financing Authority Participating VRDN Series 2023 XF3092, 1.88% 8/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,325,000	5,325,000
California Health Facilities Financing Authority Participating VRDN Series 2023 YX1312, 1.88% 11/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(e)	10,695,000	10,695,000
California Health Facilities Fing Auth Rev Participating VRDN Series 2022 015, 2.11% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(e)	8,800,000	8,800,000
California Health Facilities Fing Auth Rev Participating VRDN Series 2023 007, 2.11% 3/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(e)	101,525,000	101,525,000
California Health Facilities Fing Auth Rev Participating VRDN Series 2023 015, 2.11% 11/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,670,000	5,670,000
California Health Facilities Fing Auth Rev Participating VRDN Series XF 14 32, 1.89% 11/15/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	1,000,000	1,000,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series 2022 MIZ9102, 2.06% 3/7/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	22,705,000	22,705,000
California Mun Fin Auth Lease Rev Participating VRDN 1.87% 6/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	10,000,000	10,000,000
California St Pub Wks Brd Lse Participating VRDN 1.91% 11/1/2039 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,130,000	4,130,000
California St Pub Wks Brd Lse Participating VRDN Series 2022 YX1191, 1.88% 5/1/2039 (Liquidity Facility Barclays Bank PLC) (b)(e)	14,260,000	14,260,000
California St Univ Rev Participating VRDN 1.86% 11/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(e)	4,935,000	4,935,000
California St Univ Rev Participating VRDN 1.88% 11/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,475,000	5,475,000
California St Univ Rev Participating VRDN Series 2022 XM1000, 1.55% 11/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	9,525,000	9,525,000
California St Univ Rev Participating VRDN Series 2022 ZL0288, 1.88% 11/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(e)	13,490,000	13,490,000
California St Univ Rev Participating VRDN Series 2024 XG0587, 1.82% 11/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,800,000	1,800,000
California Statewide Cmntys Dev Auth Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9190, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	33,250,000	33,250,000
California Statewide Cmntys Dev Auth Multi-family Hsg. Rev. Participating VRDN 2.11% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	20,342,500	20,342,500
California Statewide Cmntys. Dev Auth Rev Participating VRDN Series 2024 BAML5060, 1.45% 12/1/2039 (Liquidity Facility Bank of America, N.A.) (b)(e)	31,855,000	31,855,000
Central Valley CA Energy Auth Participating VRDN Series 2025 XL0578, 1.88% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	12,635,000	12,635,000
Central Valley CA Energy Auth Participating VRDN Series 2025 ZF1805, 1.88% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,225,000	2,225,000
Chaffey CA Unified Hsd Participating VRDN Series 2022 XF1344, 1.79% 8/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(e)	4,760,000	4,760,000
Chino Valley CA Uni Sch Dist Participating VRDN Series 2023 XF1661, 1.87% 8/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,175,000	3,175,000
East Bay CA Mun Util Dist Wtr Sys Rev Participating VRDN Series 2024 XF1697, 1.87% 6/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,800,000	4,800,000
Folsom-Cordova CA Sch Fac Impr Dist Participating VRDN 1.3% 10/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,065,000	4,065,000
Foothill/Eastern Tran Corridor Agcy Toll Road Rev Participating VRDN Series 2019 XG0243, 1.81% 1/15/2046 (Liquidity Facility Bank of America, N.A.) (b)(e)	5,285,000	5,285,000
Long Beach CA Uni Sch Dist Participating VRDN Series 2023 XG0478, 1.92% 8/1/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	6,465,000	6,465,000
Los Angeles CA Dept Arpts Rev Participating VRDN 1.81% 5/15/2036 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	5,510,000	5,510,000
Los Angeles CA Dept Arpts Rev Participating VRDN 1.87% 5/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,000,000	3,000,000
Los Angeles CA Dept Arpts Rev Participating VRDN 1.88% 5/15/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	6,380,000	6,380,000
Los Angeles CA Dept Arpts Rev Participating VRDN 1.89% 5/15/2041 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	4,800,000	4,800,000
Los Angeles CA Dept Arpts Rev Participating VRDN 1.91% 5/15/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	1,070,000	1,070,000
Los Angeles CA Dept Arpts Rev Participating VRDN 1.91% 5/15/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	15,000,000	15,000,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2018 XF0675, 1.91% 5/15/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	6,145,000	6,145,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2018 XX1082, 1.89% 5/15/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	980,000	980,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2019 XG0232, 1.9% 5/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	17,700,000	17,700,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2021 XF1249, 1.91% 5/15/2040 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	3,195,000	3,195,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2022 XF1368, 1.91% 5/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	2,250,000	2,250,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2022 XF1373, 1.91% 5/15/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	865,000	865,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2022 XF1384, 1.92% 5/15/2047 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(e)	1,500,000	1,500,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2022 XM1023, 1.94% 5/15/2051 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(e)	5,600,000	5,600,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2022 XM1037, 1.92% 5/15/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(e)	4,000,000	4,000,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2022 YX1229, 1.89% 5/15/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	13,960,000	13,960,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2023 XF1584, 1.91% 5/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	4,000,000	4,000,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2023 XG0476, 1.65% 5/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	9,440,000	9,440,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2023 XX1308, 1.89% 5/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	7,500,000	7,500,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2023 ZF1673, 1.91% 5/15/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	2,200,000	2,200,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2023 ZL0519, 1.89% 5/15/2042 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	2,850,000	2,850,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2024 ZF3240, 1.88% 5/15/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	1,500,000	1,500,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2024 ZF3241, 1.88% 5/15/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	1,495,000	1,495,000
Los Angeles CA Hbr Dept Rev Participating VRDN Series 2019 XF0761, 1.87% 8/1/2039 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,500,000	1,500,000
Los Angeles Cmnty. Redev Agcy Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9189, 2.19% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)(f)	52,800,000	52,800,000
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Participating VRDN 1.87% 7/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,800,000	2,800,000
Los Angeles Cnty CA Pub Wks Participating VRDN 1.87% 12/1/2046 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,970,000	3,970,000
Los Angeles Cnty CA Pub Wks Participating VRDN Series 2023 YX1293, 1.88% 12/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,250,000	5,250,000
Los Angeles Cnty Calif Facs Inc Lease Rev Participating VRDN 1.89% 12/1/2043 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	4,450,000	4,450,000
Los Angeles Cnty Calif Facs Inc Lease Rev Participating VRDN 1.89% 12/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	7,500,000	7,500,000
Los Angeles Cnty Calif Facs Inc Lease Rev Participating VRDN Series 2022 XF1376, 1.81% 12/1/2048 (Liquidity Facility Bank of America, N.A.) (b)(e)	5,000,000	5,000,000
Los Angeles Unified School District/CA Participating VRDN 1.86% 7/1/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	4,950,000	4,950,000
Los Angeles Unified School District/CA Participating VRDN 1.87% 7/1/2048 (Liquidity Facility Citibank NA) (b)(e)	19,250,000	19,250,000
Los Angeles Unified School District/CA Participating VRDN Series 2023 ZF3187, 1.87% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	5,535,000	5,535,000
North Orange Cnty Calif Cmnty College Dist Gen. Oblig. Participating VRDN Series 2022 XX1239, 1.88% 8/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	10,000,000	10,000,000
Palmdale Calif Sch Dist Participating VRDN 1.3% 8/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,885,000	3,885,000
California Health Facilities Fing Auth Rev Participating VRDN Series 2017 013, 2.11% 8/15/2051 (Liquidity Facility Barclays Bank PLC) (b)(e)	42,800,000	42,800,000
River Islands Pub Fing Auth Participating VRDN Series 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	52,200,000	52,200,000
River Islands Pub Fing Auth Participating VRDN Series 2024 MIZ9188, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	47,500,000	47,500,000
Riverside County Tran Commission Toll Rev Participating VRDN Series 2021 XG0341, 1.81% 6/1/2047 (Liquidity Facility Bank of America, N.A.) (b)(e)	15,000,000	15,000,000
Sacramento City Unified School District Participating VRDN Series 2022 XG0393, 1.89% 8/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,800,000	4,800,000
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. Participating VRDN Series 2024 MIZ9168, 1.93% 3/7/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	2,770,000	2,770,000
San Diego CA Comm Coll Dist Gen. Oblig. Participating VRDN Series 2025 XF1804, 1.55% 8/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	16,200,000	16,200,000
San Diego CA Uni Sch Dist Participating VRDN 1.87% 7/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,000,000	2,000,000
San Diego CA Uni Sch Dist Participating VRDN Series 2022 XF1386, 1.79% 7/1/2052 (Liquidity Facility Bank of America, N.A.) (b)(e)	2,915,000	2,915,000
San Diego CA Uni Sch Dist Participating VRDN Series 2023 XF3150, 1.87% 7/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	5,400,000	5,400,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2023 XF1620, 1.91% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(e)	3,160,000	3,160,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2023 XZF1672, 1.96% 7/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	7,250,000	7,250,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2023 ZL0510, 1.91% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	13,860,000	13,860,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2024 XL0456, 1.91% 7/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	8,000,000	8,000,000
San Diego County Reg Arpt Auth Arpt Rev Participating VRDN Series 2023 XF1515, 1.92% 7/1/2056 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(e)	21,190,000	21,190,000
San Diego County Reg Arpt Auth Arpt Rev Participating VRDN Series 2022 XX1215, 1.89% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	7,500,000	7,500,000
San Diego County Reg Arpt Auth Arpt Rev Participating VRDN Series 2023 XF3180, 1.89% 7/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	8,000,000	8,000,000
San Diego County Reg Arpt Auth Arpt Rev Participating VRDN Series XF 15 22, 1.92% 7/1/2049 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(e)	3,935,000	3,935,000
San Diego Hsg Auth Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9198 2.11% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	42,395,000	42,395,000
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Participating VRDN Series 2022 XF1331, 1.89% 8/1/2052 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	1,875,000	1,875,000
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Participating VRDN Series 2022 XG0381, 1.87% 8/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,640,000	3,640,000
San Francisco CA Arpt Rev Participating VRDN 1.88% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(e)	2,665,000	2,665,000
San Francisco CA City & Cnty Ctfs Partn Participating VRDN Series 2022 XG0372, 1.89% 4/1/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	3,135,000	3,135,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 1.3% 5/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	18,545,000	18,545,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 1.65% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	16,815,000	16,815,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 1.65% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	4,800,000	4,800,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 1.82% 5/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	1,000,000	1,000,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 1.91% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	3,335,000	3,335,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XF1816, 1.91% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	10,780,000	10,780,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XF3297, 1.3% 5/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	8,000,000	8,000,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XL0581, 1.65% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	5,775,000	5,775,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XL0582, 1.65% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	8,000,000	8,000,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XM1204, 1.65% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	14,000,000	14,000,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XX1369, 1.3% 5/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	33,750,000	33,750,000
San Francisco CA Pub Util Comm Wstwtr Rev Participating VRDN 1.87% 10/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,130,000	2,130,000
San Francisco City & County Arpt Commission Intl Arpt Rev Participating VRDN 1.9% 5/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(e)	1,675,000	1,675,000
San Francisco City & County Arpt Commission Intl Arpt Rev Participating VRDN Series 2019 XL0101, 1.91% 5/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	4,185,000	4,185,000
San Francisco City & County Arpt Commission Intl Arpt Rev Participating VRDN Series 2023 010, 1.3% 5/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,975,000	1,975,000
San Francisco City & County Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9199 0.9% 3/3/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	40,100,000	40,100,000
San Francisco City & County Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9200 0.9% 3/3/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	28,700,000	28,700,000
Southern California Pub Pwr Auth Participating VRDN Series 2024 XF1706, 1.89% 4/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,535,000	1,535,000
State of California Gen. Oblig. Participating VRDN 1.55% 9/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,800,000	2,800,000
State of California Gen. Oblig. Participating VRDN 1.86% 4/1/2045 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,625,000	2,625,000
State of California Gen. Oblig. Participating VRDN 1.86% 9/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,500,000	2,500,000
State of California Gen. Oblig. Participating VRDN 1.87% 9/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	12,340,000	12,340,000
State of California Gen. Oblig. Participating VRDN 1.89% 11/1/2042 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	1,705,000	1,705,000
State of California Gen. Oblig. Participating VRDN 1.89% 9/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,375,000	2,375,000
State of California Gen. Oblig. Participating VRDN Series 2018 YX1084, 1.86% 10/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,500,000	7,500,000
State of California Gen. Oblig. Participating VRDN Series 2022 XF1387, 1.89% 9/1/2052 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	2,665,000	2,665,000
State of California Gen. Oblig. Participating VRDN Series 2022 XF3020, 1.86% 9/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,000,000	1,000,000
State of California Gen. Oblig. Participating VRDN Series 2023 XF1632, 1.55% 9/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	5,825,000	5,825,000
Burbank Glendale Pasadena Arpt Auth Rev Participating VRDN Series 2024 XF1708, 1.91% 7/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(e)	1,785,000	1,785,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN 1.88% 5/15/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,750,000	3,750,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN 1.88% 5/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,685,000	2,685,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN Series 2018 YX1097, 1.89% 5/15/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,750,000	3,750,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN Series 2022 XG0366, 1.89% 5/15/2054 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	8,765,000	8,765,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN Series 2022 XX1201, 1.88% 5/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,500,000	7,500,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN Series 2022 XX1206, 1.88% 5/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	21,670,000	21,670,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN Series 2022 YX1200, 1.88% 5/15/2041 (Liquidity Facility Barclays Bank PLC) (b)(e)	12,285,000	12,285,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN Series 2022 YX1205, 1.89% 5/15/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,020,000	7,020,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN Series 2023 XF1624, 1.55% 5/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	7,570,000	7,570,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN Series 2023 YX1294, 1.89% 5/15/2041 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,875,000	1,875,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN Series 2025 XX1368, 1.3% 5/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	8,875,000	8,875,000
University CA Revs Participating VRDN 1.87% 5/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	5,625,000	5,625,000
University CA Revs Participating VRDN 1.87% 5/15/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	6,000,000	6,000,000
University CA Revs Participating VRDN 1.88% 5/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,200,000	3,200,000
University CA Revs Participating VRDN 1.89% 5/15/2058 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	5,000,000	5,000,000
University CA Revs Participating VRDN Series 2018 YX1098, 1.88% 5/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(e)	700,000	700,000
University CA Revs Participating VRDN Series 2022 008, 1.3% 5/15/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	12,545,000	12,545,000
University CA Revs Participating VRDN Series 2023 XX1325, 1.88% 5/15/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	15,000,000	15,000,000
University CA Revs Participating VRDN Series 2023 ZF3164, 1.88% 5/15/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	11,000,000	11,000,000
		1,453,336,500
TOTAL CALIFORNIA		1,453,336,500
Colorado - 0.1%
Synthetics - 0.1%
Colorado Health Facilities Auth Rev Bonds Participating VRDN Series 2023 017, 2.16% 12/1/2026 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,500,000	7,500,000
Illinois - 0.0%
Synthetics - 0.0%
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 2.16% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,360,000	1,360,000
TOTAL TENDER OPTION BOND (Cost $1,462,196,500)		1,462,196,500

Variable Rate Demand Note - 36.6%
	Principal Amount (a)	Value ($)
Alabama - 0.4%
Electric Utilities - 0.3%
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) Series 2023, 2.3% 8/1/2063 VRDN (b)(c)	14,600,000	14,600,000
Industrial Development - 0.1%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.1% 8/1/2036 VRDN (b)(c)	7,161,000	7,161,000
TOTAL ALABAMA		21,761,000
Arizona - 0.2%
Electric Utilities - 0.2%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.06% 5/1/2029 VRDN (b)	2,500,000	2,500,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.18% 5/1/2029 VRDN (b)	6,400,000	6,400,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) Series 2009 A, 2.18% 5/1/2029 VRDN (b)	1,150,000	1,150,000
		10,050,000
TOTAL ARIZONA		10,050,000
Arkansas - 0.0%
Industrial Development - 0.0%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.1% 6/1/2028 VRDN (b)(c)	2,300,000	2,300,000
California - 32.9%
Education - 5.9%
University CA Revs 0.46% 5/15/2048 VRDN (b)	4,000,000	4,000,000
University CA Revs 0.95% 5/15/2048 VRDN (b)	36,060,000	36,060,000
University CA Revs 1% 5/15/2048 VRDN (b)	70,095,000	70,095,000
University CA Revs 1% 5/15/2048 VRDN (b)	10,620,000	10,620,000
University CA Revs 1% 5/15/2048 VRDN (b)	109,385,000	109,385,000
University CA Revs 1.25% 5/15/2048 VRDN (b)	10,465,000	10,465,000
University CA Revs Series 2024 BY 1, 1% 5/15/2054 VRDN (b)	45,150,000	45,150,000
University CA Revs Series 2024 BY 2, 1% 5/15/2054 VRDN (b)	45,150,000	45,150,000
		330,925,000
General Obligations - 10.4%
Riversid C (Riverside Cnty Ca Proj.) 1.04% 11/1/2039, LOC Bank of America NA VRDN (b)	3,590,000	3,590,000
Riverside CA Ctfs Partn 1.07% 3/1/2037, LOC Bank of America NA VRDN (b)	43,990,000	43,990,000
San Fran CA Cty & Cnty Fin Lease Rev (San Francisco Ca City & Cnty Proj.) 0.5% 4/1/2030, LOC TD Bank NA VRDN (b)	170,000	170,000
Santa Clara Cnty CA Fing Lease 0.97% 5/15/2035, LOC Bank of America NA VRDN (b)	57,535,000	57,535,000
State of California Gen. Oblig. 0.65% 5/1/2033, LOC TD Bank NA VRDN (b)	270,000	270,000
State of California Gen. Oblig. 0.7% 5/1/2040, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	125,185,000	125,185,000
State of California Gen. Oblig. 0.72% 5/1/2040, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	35,825,000	35,825,000
State of California Gen. Oblig. 0.85% 5/1/2046, LOC Bank of America NA VRDN (b)	73,300,000	73,300,000
State of California Gen. Oblig. 1.25% 5/1/2034, LOC State Street Bank & Trust Co VRDN (b)	9,980,000	9,980,000
State of California Gen. Oblig. Series 2024 C 2, 0.86% 5/1/2047, LOC Bank of America NA VRDN (b)	34,940,000	34,940,000
State of California Gen. Oblig. Series 2024 C 3, 1% 5/1/2048, LOC Bank of America NA VRDN (b)	23,750,000	23,750,000
State of California Gen. Oblig. Series 2024A1, 0.8% 5/1/2054, LOC Barclays Bank PLC VRDN (b)	3,000,000	3,000,000
State of California Gen. Oblig. Series 2024A2, 0.68% 5/1/2053, LOC Barclays Bank PLC VRDN (b)	200,000	200,000
State of California Gen. Oblig. Series 2024B1, 0.7% 5/1/2051, LOC PNC Bank NA VRDN (b)	31,000,000	31,000,000
State of California Gen. Oblig. Series 2024B2, 0.75% 5/1/2052, LOC PNC Bank NA VRDN (b)	29,000,000	29,000,000
State of California Gen. Oblig. Series 2024D, 0.85% 5/1/2050, LOC JPMorgan Chase Bank NA VRDN (b)	102,950,000	102,950,000
		574,685,000
Health Care - 1.9%
California Health Facilities Financing Authority (Adventist Health System-West Proj.) Series 2023B, 0.85% 3/1/2041, LOC Barclays Bank PLC VRDN (b)	66,910,000	66,910,000
California Hlth Facs Fin Auth (Adventist Health System-West Proj.) 0.8% 9/1/2038, LOC US Bank NA/Cincinnati OH VRDN (b)	14,700,000	14,700,000
California Hlth Facs Fin Auth (Commonspirit Health Proj.) 0.75% 3/1/2047, LOC Bank of Montreal/Chicago IL VRDN (b)	1,500,000	1,500,000
California Hlth Facs Fin Auth (Commonspirit Health Proj.) 0.8% 3/1/2047, LOC Bank of Montreal/Chicago IL VRDN (b)	1,700,000	1,700,000
California Pub Fin Auth Rev (Sharp Healthcare System, Ca Proj.) 0.75% 8/1/2054, LOC Royal Bank of Canada VRDN (b)	10,200,000	10,200,000
California Pub Fin Auth Rev (Sharp Healthcare System, Ca Proj.) 0.9% 8/1/2051, LOC TD Bank NA VRDN (b)	1,410,000	1,410,000
Santa Clara Cnty CA Fing Auth Rev (El Camino Hospital Proj.) 0.85% 2/1/2044, LOC Wells Fargo Bank NA VRDN (b)	10,410,000	10,410,000
		106,830,000
Housing - 6.3%
California Stwide Cmnty Mf Rev (Affirmed Housing Group Proj.) 1.94% 8/1/2039, LOC Citibank NA VRDN (b)(c)	4,155,000	4,155,000
California Stwide Cmnty Mf Rev (Heritage Park Apartments Roseville Lp Proj.) 1% 1/1/2038, LOC Freddie Mac Non Gold Pool VRDN (b)(c)	15,000,000	15,000,000
California Stwide Cmnty Mf Rev (Irvine Apartment Comm Lp Proj.) 1.3% 4/1/2025, LOC Wells Fargo Bank NA VRDN (b)(c)	18,000,000	18,000,000
California Stwide Cmnty Mf Rev (Irvine Apartment Comm Lp Proj.) 1.3% 8/1/2034, LOC Wells Fargo Bank NA VRDN (b)(c)	19,200,000	19,200,000
California Stwide Cmnty Mf Rev (Irvine Apartment Comm Lp Proj.) 1.3% 9/15/2029, LOC Wells Fargo Bank NA VRDN (b)(c)	32,000,000	32,000,000
California Stwide Cmnty Mf Rev (The Crossings Phase Ii Lp Proj.) 1.07% 7/15/2040, LOC Fannie Mae VRDN (b)(c)	3,000,000	3,000,000
California Stwide Cmnty Mf Rev (The Salvation Army San Francisco Silvercrest Lp Proj.) 0.94% 6/15/2037, LOC Fannie Mae VRDN (b)(c)	11,105,000	11,105,000
California Stwide Cmnty Mf Rev (Urban Housing Communities Llc Proj.) 1.14% 4/1/2038, LOC Citibank NA VRDN (b)(c)	5,330,000	5,330,000
California Stwide Cmnty Mf Rev (Various Capital Projects) 1.95% 7/1/2027, LOC BMO Bank NA VRDN (b)(c)	4,470,000	4,470,000
Emeryville CA Redev Agy Multif Amily Hsg Rev (Bay Street Housing Partners Lp Proj.) 1.83% 10/15/2036, LOC Fannie Mae VRDN (b)(c)	30,000,000	30,000,000
Los Angeles CA Multifamily Rev (Colonia Corona Lp Proj.) 1.14% 12/1/2035, LOC Citibank NA VRDN (b)(c)	2,100,000	2,100,000
Orange Cnty Calif Apt Dev Rev (Ladera Wng Llc Proj.) 1.6% 8/15/2034, LOC Fannie Mae VRDN (b)(c)	12,800,000	12,800,000
Orange Cnty Calif Apt Dev Rev (Wood Canyon Villas Lp Proj.) 1.07% 8/15/2031, LOC Fannie Mae VRDN (b)(c)	8,345,000	8,345,000
San Diego Noble CT Apts (Park & Market Development Partners, Lp Proj.) 1.25% 6/1/2057, LOC Bank of America NA VRDN (b)	142,885,000	142,885,000
San Diego Noble CT Apts (Various Capital Projects) Series 2020 F, 1.25% 10/1/2060, LOC Mizuho Bank Ltd/New York NY VRDN (b)	2,250,000	2,250,000
San Francisco CA C&C Redev Mfh (A M Preservation Lp Proj.) 1.04% 12/1/2033, LOC Citibank NA VRDN (b)(c)	550,000	550,000
San Francisco CA C&C Redev Mfh (Mercy Housing California Xx Lp Proj.) 1.14% 12/1/2038, LOC Citibank NA VRDN (b)(c)	1,810,000	1,810,000
San Francisco CA C&C Redev Mfh (Notre Dame Housing Partners Lp Proj.) 1% 12/1/2033, LOC Citibank NA VRDN (b)(c)	5,640,000	5,640,000
San Jose Calif Mfhr (Almaden Lake Village Assoc Ltd Proj.) 1.83% 3/1/2032, LOC Fannie Mae VRDN (b)(c)	16,500,000	16,500,000
San Jose Calif Mfhr (Lucretia Avenue Partners L.P. Proj.) Series 2002 K, 1.6% 12/15/2035, LOC Fannie Mae VRDN (b)(c)	3,875,000	3,875,000
Santa Cruz CA Redev Agy Mf Rev (1010 Pacific Investors L.P. Proj.) 1.45% 8/15/2035, LOC Fannie Mae VRDN (b)(c)	15,795,000	15,795,000
Santa Cruz CA Redev Agy Mf Rev (Santa Cruz Shaffer Road Investors L.P. Proj.) 1.45% 8/15/2035, LOC Fannie Mae VRDN (b)(c)	3,800,000	3,800,000
		358,610,000
Industrial Development - 0.5%
Alameda Cnty CA Ida Indl Rev (Edward L Shimmon Inc Proj.) 1.84% 11/1/2026, LOC BNP Paribas SA VRDN (b)(c)	3,200,000	3,200,000
CA Pollution Conrol Fin Auth (Air Products & Chemicals Inc Proj.) 1.15% 3/1/2042 VRDN (b)	25,000,000	25,000,000
California Mun Fin Auth Exempt Facs Rev (Exxon Capital Ventures Inc Proj.) 1.12% 12/1/2029 (Exxon Mobil Corp Guaranteed) VRDN (b)(c)	1,000,000	1,000,000
		29,200,000
Resource Recovery - 0.7%
California Pcf Solid Wst Disp (Recology Proj.) Series 2018 A, 1.29% 9/1/2038, LOC Wells Fargo Bank NA VRDN (b)(c)(g)	36,915,000	36,908,968
Special Tax - 1.0%
Irvine Calif Impt Bd Act 1915 0.8% 9/2/2029, LOC US Bank NA/Cincinnati OH VRDN (b)	12,921,000	12,921,000
Irvine Calif Impt Bd Act 1915 0.8% 9/2/2032, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	10,539,000	10,539,000
Irvine Calif Impt Bd Act 1915 0.8% 9/2/2050, LOC US Bank NA/Cincinnati OH VRDN (b)	16,775,000	16,775,000
Irvine Calif Impt Bd Act 1915 1.05% 9/2/2026, LOC State Street Bank & Trust Co VRDN (b)	1,750,000	1,750,000
Irvine Calif Impt Bd Act 1915 Series B, 0.8% 9/2/2029, LOC US Bank NA/Cincinnati OH VRDN (b)	11,893,000	11,893,000
		53,878,000
Transportation - 4.6%
Bay Area Toll Auth CA Bridge Rev 2.05% 4/1/2047, LOC MUFG Bank Ltd/New York NY VRDN (b)	600,000	600,000
Bay Area Toll Auth CA Bridge Rev 2.31% 4/1/2045, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	2,860,000	2,860,000
Bay Area Toll Auth CA Bridge Rev 2.31% 4/1/2047, LOC MUFG Bank Ltd/New York NY VRDN (b)	200,000	200,000
Bay Area Toll Auth CA Bridge Rev 2.31% 4/1/2047, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	1,700,000	1,700,000
Bay Area Toll Auth CA Bridge Rev 2.65% 4/1/2059, LOC Toronto-Dominion Bank/NY VRDN (b)	25,895,000	25,895,000
Bay Area Toll Auth CA Bridge Rev 3.05% 4/1/2059, LOC Bank of America NA VRDN (b)	61,615,000	61,615,000
Bay Area Toll Auth CA Bridge Rev Series 2007 G 1, 2.3% 4/1/2047, LOC Bank of America NA VRDN (b)	5,500,000	5,500,000
Bay Area Toll Auth CA Bridge Rev Series 2024 I, 3% 4/1/2059, LOC TD Bank NA VRDN (b)	39,950,000	39,950,000
Bay Area Toll Auth CA Bridge Rev Series 2024A, 2.05% 4/1/2059, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	10,300,000	10,300,000
Bay Area Toll Auth CA Bridge Rev Series 2024B, 2.3% 4/1/2059, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	36,750,000	36,750,000
Bay Area Toll Auth CA Bridge Rev Series 2024E, 3.05% 4/1/2059, LOC Bank of America NA VRDN (b)	32,100,000	32,100,000
Bay Area Toll Auth CA Bridge Rev Series C, 2.3% 4/1/2059, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	43,555,000	43,555,000
San Francisco CA City & County Airports Commission International Airport Revenue 0.72% 5/1/2058, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	550,000	550,000
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018 B, 0.75% 5/1/2058, LOC Barclays Bank PLC VRDN (b)	550,000	550,000
		262,125,000
Water & Sewer - 1.6%
Calleguas-Las Virgines Calif Pub Fing Auth Rev 1.31% 7/1/2037, LOC Wells Fargo Bank NA VRDN (b)	7,550,000	7,550,000
Irvine Ranch CA Wtr Dist 0.8% 10/1/2041, LOC US Bank NA/Cincinnati OH VRDN (b)	24,880,000	24,880,000
Irvine Ranch CA Wtr Dist Gen. Oblig. 0.87% 7/1/2035, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	1,570,000	1,570,000
Orange Cnty CA Wtr Dist Rev Cert Part 0.98% 8/1/2042, LOC Bank of America NA VRDN (b)	58,250,000	58,250,000
		92,250,000
TOTAL CALIFORNIA		1,845,411,968
Delaware - 0.0%
Electric Utilities - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 1.95% 10/1/2028 VRDN (b)	1,200,000	1,200,000
Florida - 1.4%
Electric Utilities - 1.4%
Bay Cny Fla Pcr (Florida Pwr & Lt Co Proj.) Series 2020, 2.05% 6/1/2050 VRDN (b)(c)	900,000	900,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 B, 1.95% 12/1/2048 VRDN (b)(c)	3,700,000	3,700,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 A, 2.1% 12/1/2046 VRDN (b)(c)	9,500,000	9,500,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 1.9% 5/1/2046 VRDN (b)(c)	2,300,000	2,300,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024A, 2.05% 5/1/2054 VRDN (b)(c)	29,200,000	29,200,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024B, 2.1% 5/1/2054 VRDN (b)(c)	31,400,000	31,400,000
		77,000,000
TOTAL FLORIDA		77,000,000
Georgia - 0.1%
Electric Utilities - 0.1%
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2017, 2.1% 11/1/2047 VRDN (b)(c)	7,600,000	7,600,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2019, 2.05% 6/1/2049 VRDN (b)(c)	400,000	400,000
		8,000,000
TOTAL GEORGIA		8,000,000
Indiana - 0.0%
Electric Utilities - 0.0%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.2% 12/1/2038 VRDN (b)(c)	900,000	900,000
Iowa - 0.7%
Electric Utilities - 0.7%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.18% 7/1/2038 VRDN (b)(c)	14,500,000	14,500,000
Iowa Fin Auth Solid Waste Facs Rev (Midamerican Energy Co Proj.) 1.9% 12/1/2047 VRDN (b)(c)	22,445,000	22,445,000
		36,945,000
TOTAL IOWA		36,945,000
Kansas - 0.0%
Electric Utilities - 0.0%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.18% 9/1/2035 VRDN (b)	200,000	200,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.18% 9/1/2035 VRDN (b)	900,000	900,000
		1,100,000
TOTAL KANSAS		1,100,000
Kentucky - 0.4%
Industrial Development - 0.4%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 2.1% 7/1/2060 VRDN (b)(c)	2,300,000	2,300,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021 A 1, 2.1% 8/1/2061 VRDN (b)(c)	11,950,000	11,950,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021B 1, 2.1% 8/1/2061 VRDN (b)(c)	7,350,000	7,350,000
		21,600,000
TOTAL KENTUCKY		21,600,000
Mississippi - 0.0%
Electric Utilities - 0.0%
Mississippi Bus Fin Corp Rev (Florida Pwr & Lt Co Proj.) 1.95% 12/1/2049 VRDN (b)(c)	2,100,000	2,100,000
North Carolina - 0.1%
Industrial Development - 0.1%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 2% 11/1/2033 VRDN (b)(c)	6,800,000	6,800,000
South Carolina - 0.1%
Industrial Development - 0.1%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2% 3/1/2029 VRDN (b)(c)	2,350,000	2,350,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2% 4/1/2031 VRDN (b)(c)	3,275,000	3,275,000
Darlington Cnty SC Indl Dev Re (Nucor Corp Proj.) 2% 8/1/2029 VRDN (b)(c)	700,000	700,000
		6,325,000
TOTAL SOUTH CAROLINA		6,325,000
Tennessee - 0.1%
Industrial Development - 0.1%
Loudon CO TN Idb Exmpt Fac Rv (Kimberly-Clark Corp Proj.) 2.05% 11/1/2034 VRDN (b)(c)	3,500,000	3,500,000
Texas - 0.1%
Industrial Development - 0.1%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 2.1% 8/1/2038 VRDN (b)(c)	3,925,000	3,925,000
Wyoming - 0.1%
Electric Utilities - 0.1%
Converse Cnty Wyo Environmenta Impt Rev (Pacificorp Proj.) Series 1995, 2.05% 11/1/2025 VRDN (b)(c)	2,000,000	2,000,000
Sweetwater Cnty WY Env Imp Rev (Pacificorp Proj.) 2% 11/1/2025 VRDN (b)(c)	6,000,000	6,000,000
		8,000,000
TOTAL WYOMING		8,000,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $2,056,917,968)		2,056,917,968

Commercial Paper - 14.5%
	Yield (%) (h)	Principal Amount (a)	Value ($)
California Edl Facs Auth Rev 2.8% 4/3/2025 CP	2.80	12,650,000	12,650,000
California St Univ Rev 2.6% 3/5/2025, LOC Wells Fargo Bank NA, LOC State Street Bank & Trust Co CP	2.60	8,388,000	8,388,000
California St Univ Rev 2.61% 3/5/2025, LOC Wells Fargo Bank NA, LOC State Street Bank & Trust Co CP	2.61	21,093,000	21,093,000
California St Univ Rev 2.63% 3/5/2025, LOC Wells Fargo Bank NA, LOC State Street Bank & Trust Co CP	2.63	12,650,000	12,650,000
California State Univ. Rev. Series 2024 A, 2.88% 3/5/2025 LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	2.88	6,535,000	6,535,000
City of Los Angeles CA Wastewater System Revenue 2.7% 3/18/2025, LOC Barclays Bank PLC CP	2.70	13,975,000	13,975,000
City of Los Angeles CA Wastewater System Revenue 2.7% 3/18/2025, LOC TD Bank NA CP	2.70	15,000,000	15,000,000
East Bay CA Mun Util Dist Wtr Sys Rev 2.63% 4/2/2025 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) CP	2.63	23,000,000	23,000,000
East Bay CA Mun Util Dist Wtr Sys Rev 2.72% 3/10/2025 (Liquidity Facility Bank of America NA) CP	2.72	33,800,000	33,800,000
East Bay CA Mun Util Dist Wtr Sys Rev 2.72% 3/3/2025 (Liquidity Facility Bank of America NA) CP	2.72	25,000,000	25,000,000
East Bay CA Mun Util Dist Wtr Sys Rev 2.95% 3/18/2025 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) CP	2.95	39,210,000	39,210,000
Golden Gate Brdg & Hwy Dist CA 2.85% 6/5/2025 CP	2.85	16,800,000	16,800,000
Golden Gate Brdg & Hwy Dist CA 3.1% 4/1/2025 CP	3.10	9,625,000	9,625,000
Imperial CA Irr Dist Elec Rev 2.95% 3/17/2025, LOC Sumitomo Mitsui Banking Corp/New York CP	2.95	15,000,000	15,000,000
Los Angeles CA Dept Arpts Rev 2.87% 4/2/2025, LOC Bank of America NA CP	2.87	1,000,000	1,000,000
Los Angeles CA Mun Imp Crp Lse 2.6% 3/4/2025, LOC BMO Bank NA CP	2.60	6,500,000	6,500,000
Los Angeles CA Mun Imp Crp Lse 2.6% 3/4/2025, LOC BMO Bank NA CP	2.60	5,000,000	5,000,000
Los Angeles CA Mun Imp Crp Lse 2.63% 4/2/2025, LOC BMO Bank NA CP	2.63	9,000,000	9,000,000
Los Angeles Cnty CA Asset Leas 2.6% 3/6/2025, LOC Bank of America NA CP	2.60	4,000,000	4,000,000
Los Angeles Cnty CA Asset Leas 2.65% 3/4/2025, LOC Bank of Montreal/Chicago IL CP	2.65	23,000,000	23,000,000
Los Angeles Cnty CA Asset Leas 2.65% 3/4/2025, LOC Sumitomo Mitsui Banking Corp/New York CP	2.65	6,000,000	6,000,000
Los Angeles Cnty CA Asset Leas 2.7% 3/18/2025, LOC Sumitomo Mitsui Banking Corp/New York CP	2.70	6,950,000	6,950,000
Los Angeles Cnty CA Asset Leas 2.7% 3/20/2025, LOC Bank of America NA CP	2.70	61,039,000	61,039,000
Los Angeles Cnty CA Asset Leas 2.7% 3/7/2025, LOC Bank of America NA CP	2.70	23,000,000	23,000,000
Port of Oakland CA Port Rev 2.9% 5/15/2025, LOC Bank of America NA CP (c)	2.90	2,342,000	2,342,000
Port of Oakland CA Port Rev 2.9% 5/15/2025, LOC Bank of America NA CP (c)	2.90	15,193,000	15,193,000
San Francisco CA City & Cnty Pub Utils Commn Wastewtr 2.7% 3/6/2025, LOC Sumitomo Mitsui Banking Corp/New York CP	2.70	5,652,000	5,652,000
San Francisco CA City & Cnty Pub Utils Commn Wastewtr 2.78% 3/4/2025, LOC Sumitomo Mitsui Banking Corp/New York CP	2.78	427,000	427,000
San Francisco CA City & Cnty Pub Utils Commn Wastewtr 2.8% 3/11/2025, LOC Sumitomo Mitsui Banking Corp/New York CP	2.80	22,903,000	22,903,000
San Francisco CA Pub Util Comm Power Rev 2.8% 6/3/2025, LOC Bank of America NA CP	2.80	45,450,000	45,450,000
San Francisco CA Pub Util Comm Power Rev 2.83% 5/6/2025, LOC Bank of America NA CP	2.83	2,059,000	2,059,000
State of California 2.55% 3/13/2025, LOC Toronto-Dominion Bank/NY CP	2.55	20,000,000	20,000,000
State of California 2.65% 5/1/2025, LOC Toronto-Dominion Bank/NY CP	2.65	20,000,000	20,000,000
State of California 2.68% 3/17/2025, LOC Wells Fargo Bank NA CP	2.68	28,460,000	28,460,000
State of California 2.7% 3/27/2025, LOC Wells Fargo Bank NA CP	2.70	14,935,000	14,935,000
State of California 2.72% 3/10/2025, LOC Wells Fargo Bank NA CP	2.72	5,915,000	5,915,000
State of California 2.72% 5/5/2025, LOC Bank of America NA CP	2.72	20,450,000	20,450,000
State of California 2.75% 4/23/2025, LOC Royal Bank of Canada CP	2.75	10,000,000	10,000,000
State of California 2.8% 4/15/2025, LOC Wells Fargo Bank NA CP	2.80	5,175,000	5,175,000
State of California 2.82% 5/20/2025, LOC Royal Bank of Canada CP	2.82	41,495,000	41,495,000
University CA Revs 2.7% 3/27/2025 CP	2.70	13,000,000	13,000,000
University CA Revs 2.8% 3/21/2025 CP	2.80	48,000,000	48,000,000
University CA Revs 2.9% 3/20/2025 CP	2.90	20,000,000	20,000,000
University CA Revs 2.9% 3/27/2025 CP	2.90	10,000,000	10,000,000
University CA Revs 2.9% 3/6/2025 CP	2.90	10,000,000	10,000,000
University CA Revs 2.96% 3/6/2025 CP	2.96	35,000,000	35,000,000
Walnut Calif Energy Ctr Auth Rev 2.94% 3/13/2025, LOC Wells Fargo Bank NA CP	2.94	17,331,000	17,331,000
TOTAL COMMERCIAL PAPER (Cost $812,002,000)			812,002,000

Money Market Funds - 14.3%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $801,575,808)	1.67	801,420,098	801,575,808

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $5,598,205,034)	5,598,205,034
NET OTHER ASSETS (LIABILITIES) - 0.4%	20,377,646
NET ASSETS - 100.0%	5,618,582,680

Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPTN NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $248,487,500 or 4.4% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,908,968 or 0.7% of net assets.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
California Statewide Cmntys Dev Auth Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9190, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	10/09/24	33,250,000

California Statewide Cmntys Dev Auth Multi-family Hsg. Rev. Participating VRDN 2.11% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	8/06/24	20,342,500

Los Angeles Cmnty. Redev Agcy Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9189, 2.19% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	11/13/24	52,800,000

River Islands Pub Fing Auth Participating VRDN Series 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/24	52,200,000

River Islands Pub Fing Auth Participating VRDN Series 2024 MIZ9188, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	9/19/24	47,500,000

San Diego Hsg Auth Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9198 2.11% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	11/04/24	42,395,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	327,929,314	2,139,213,292	1,665,557,066	17,341,005	(9,732)	-	801,575,808	801,420,098	20.0%
Total	327,929,314	2,139,213,292	1,665,557,066	17,341,005	(9,732)	-	801,575,808	801,420,098

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,796,629,226)	$4,796,629,226
Fidelity Central Funds (cost $801,575,808)	801,575,808

Total Investment in Securities (cost $5,598,205,034)		$5,598,205,034
Receivable for fund shares sold		10,227,486
Interest receivable		23,904,857
Distributions receivable from Fidelity Central Funds		1,450,620
Receivable from investment adviser for expense reductions		206,763
Other receivables		8,049
Total assets		5,634,002,809
Liabilities
Payable to custodian bank	$126,753
Payable for investments purchased	1,166,223
Payable for fund shares redeemed	12,051,591
Distributions payable	834,700
Accrued management fee	927,459
Other affiliated payables	313,403
Total liabilities		15,420,129
Net Assets		$5,618,582,680
Net Assets consist of:
Paid in capital		$5,618,391,103
Total accumulated earnings (loss)		191,577
Net Assets		$5,618,582,680

Net Asset Value and Maximum Offering Price
Fidelity California Municipal Money Market Fund :
Net Asset Value, offering price and redemption price per share ($75,807,907 ÷ 75,830,561 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($3,836,421,133 ÷ 3,833,511,245 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($1,706,353,640 ÷ 1,705,071,575 shares)		$1.00
Statement of Operations
Year ended February 28, 2025
Investment Income
Interest		$135,421,697
Income from Fidelity Central Funds		17,341,005
Total income		152,762,702
Expenses
Management fee	$10,164,085
Transfer agent fees	3,466,130
Independent trustees' fees and expenses	13,595
Total expenses before reductions	13,643,810
Expense reductions	(1,692,940)
Total expenses after reductions		11,950,870
Net Investment income (loss)		140,811,832
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	14,068
Fidelity Central Funds	(9,732)
Total net realized gain (loss)		4,336
Net increase in net assets resulting from operations		$140,816,168
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$140,811,832	$120,827,121
Net realized gain (loss)	4,336	(28,404)
Net increase in net assets resulting from operations	140,816,168	120,798,717
Distributions to shareholders	(140,798,303)	(120,737,990)

Share transactions - net increase (decrease)	1,374,491,650	266,351,473
Total increase (decrease) in net assets	1,374,509,515	266,412,200

Net Assets
Beginning of period	4,244,073,165	3,977,660,965
End of period	$5,618,582,680	$4,244,073,165

Financial Highlights
Fidelity® California Municipal Money Market Fund

Years ended February 28,	2025	2024 A	2023 B
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) C	.026	.026	.009
Net realized and unrealized gain (loss) D	-	-	-
Total from investment operations	.026	.026	.009
Distributions from net investment income	(.026)	(.026)	(.009)
Distributions from net realized gain	-	-	- D
Total distributions	(.026)	(.026)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00
Total Return E,F	2.64%	2.66%	.89%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.42%	.42%	.42% I
Expenses net of fee waivers, if any	.42%	.42%	.42% I
Expenses net of all reductions	.42%	.42%	.42% I
Net investment income (loss)	2.58%	2.63%	2.12% I
Supplemental Data
Net assets, end of period (000 omitted)	$75,808	$24,826	$11,416

AFor the year ended February 29.
BFor the period September 22, 2022 (commencement of sale of shares) through February 28, 2023.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.0005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
Fidelity® California Municipal Money Market Fund Institutional Class

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.028	.029	.014	- C	.003
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.028	.029	.014	- C	.003
Distributions from net investment income	(.028)	(.029)	(.014)	- C	(.003)
Distributions from net realized gain	-	-	- C	-	- C
Total distributions	(.028)	(.029)	(.014)	- C	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D	2.87%	2.89%	1.38%	.01%	.26%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.09%	.18%
Expenses net of all reductions	.20%	.20%	.20%	.09%	.18%
Net investment income (loss)	2.80%	2.85%	1.57%	.01%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$3,836,421	$2,669,861	$2,340,366	$1,523,119	$1,963,371

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® California Municipal Money Market Fund Premium Class

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.027	.028	.013	- C	.002
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.027	.028	.013	- C	.002
Distributions from net investment income	(.027)	(.028)	(.013)	- C	(.002)
Distributions from net realized gain	-	-	- C	-	- C
Total distributions	(.027)	(.028)	(.013)	- C	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D	2.77%	2.79%	1.28%	.01%	.22%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%	.30%	.30%	.09%	.22%
Expenses net of all reductions	.30%	.30%	.30%	.09%	.22%
Net investment income (loss)	2.70%	2.75%	1.47%	.01%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,706,354	$1,549,386	$1,625,879	$445,862	$513,433

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity California Municipal Money Market Fund, Institutional Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$5,598,205,034

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$203,285
Capital loss carryforward	$(12,155)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(12,155)
Long-term	-
Total capital loss carryforward	$(12,155)

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Tax-exempt Income	140,798,303	120,737,990
Total	$140,798,303	$ 120,737,990

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Fidelity California Municipal Money Market Fund	102,709.22
Institutional Class	1,678,733.05
Premium Class	1,684,688.10
	3,466,130

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity California Municipal Money Market Fund	116,795,000	60,350,000	-

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses, expressed as a percentage of average net assets, exceed .20%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class expenses by $1,682,014.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $10,926.

6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended February 28, 2025	Year ended February 29, 2024
Fidelity California Municipal Money Market Fund
Distributions to shareholders
Fidelity California Municipal Money Market Fund	$1,144,469	$559,291
Institutional Class	93,776,667	75,854,583
Premium Class	45,877,167	44,324,116
Total	$140,798,303	$120,737,990

7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2025	Year ended February 29, 2024	Year ended February 28, 2025	Year ended February 29, 2024
Fidelity California Municipal Money Market Fund
Fidelity California Municipal Money Market Fund
Shares sold	107,375,358	48,897,256	$107,375,358	$48,897,256
Reinvestment of distributions	1,001,496	470,909	1,001,496	470,909
Shares redeemed	(57,374,030)	(35,956,880)	(57,374,030)	(35,956,880)
Net increase (decrease)	51,002,824	13,411,285	$51,002,824	$13,411,285
Institutional Class
Shares sold	5,631,540,940	4,143,959,709	$5,631,540,940	$4,143,959,709
Reinvestment of distributions	83,949,304	66,428,399	83,949,304	66,428,399
Shares redeemed	(4,549,204,008)	(3,881,095,582)	(4,549,204,008)	(3,881,095,582)
Net increase (decrease)	1,166,286,236	329,292,526	$1,166,286,236	$329,292,526
Premium Class
Shares sold	1,214,527,109	1,018,143,918	$1,214,527,109	$1,018,143,918
Reinvestment of distributions	41,045,625	40,094,666	41,045,625	40,094,666
Shares redeemed	(1,098,370,144)	(1,134,590,922)	(1,098,370,144)	(1,134,590,922)
Net increase (decrease)	157,202,590	(76,352,338)	$157,202,590	$(76,352,338)

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity California Municipal Trust II and Shareholders of Fidelity California Municipal Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity California Municipal Money Market Fund ("Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends were free from federal income tax, and 20.59% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity California Municipal Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Institutional Class, which was selected because it was the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of Institutional Class, the Board considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Institutional Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Institutional Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Institutional Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked equal to the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of Institutional Class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
[In the information provided to the Board, Fidelity noted that competitor comparisons for money market funds are challenging due, in part, to the frequent imposition of reimbursements and waivers on money market funds in recent years. The Board considered that Fidelity believes that excluding fee waivers and reimbursements provides a better total expense comparison until such waivers are less prevalent in competitor data. When fee waivers and reimbursements are excluded from competitor data, the fund's total expense ratio ranked below the similar sales load group competitive median for 2023.
Other Contractual Arrangements. The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Premium of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.20% through at least April 29, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.855631.117
SCM-ANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2025